Securities - Expected Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Due in One Year or Less, Amount	$ 0
Due in One Year or Less, Yield	0.00%
Due after One Year through Five Years, Amount	$ 15
Due after One Year through Five Years, Yield	3.36%
Due after Five Years through Ten Years, Amount	$ 87
Due after Five Years though Ten Years, Yield	2.31%
Due after Ten Years, Amount	$ 84,406
Due after Ten Years, Yield	3.08%
Amortized Cost	$ 84,508	$ 59,757
Total, Yield	3.08%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Debt Securities Carried at Fair Value	$ 322,380	320,695
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Due in One Year or Less, Amount	0
Due after One Year through Five Years, Amount	15
Due after Five Years though Ten Years, Amount	87
Due after Ten Years, Amount	83,944
Held-to-maturity Securities, Fair Value	84,046	$ 59,641
Agency
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 1
Due in One Year or Less, Yield	5.67%
Due after One Year through Five Years, Amount	$ 216
Due after One Year through Five Years, Yield	3.03%
Due after Five Years though Ten Years, Amount	$ 549
Due after Five Years though Ten Years, Yield	2.50%
Due after Ten Years, Amount	$ 228,590
Due after Ten Years, Yield	3.28%
Total, Amount	$ 229,356
Total, Yield	3.28%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 1
Due after One Year through Five Years, Amount	150
Due after Five Years though Ten Years, Amount	555
Due after Ten Years, Amount	228,241
Debt Securities Carried at Fair Value	228,947
Agency-collateralized mortgage obligations
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 0
Due in One Year or Less, Yield	0.00%
Due after One Year through Five Years, Amount	$ 0
Due after One Year through Five Years, Yield	0.00%
Due after Five Years though Ten Years, Amount	$ 0
Due after Five Years though Ten Years, Yield	0.00%
Due after Ten Years, Amount	$ 10,898
Due after Ten Years, Yield	3.15%
Total, Amount	$ 10,898
Total, Yield	3.15%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 0
Due after One Year through Five Years, Amount	0
Due after Five Years though Ten Years, Amount	0
Due after Ten Years, Amount	10,992
Debt Securities Carried at Fair Value	10,992
Commercial
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 48
Due in One Year or Less, Yield	8.60%
Due after One Year through Five Years, Amount	$ 322
Due after One Year through Five Years, Yield	1.90%
Due after Five Years though Ten Years, Amount	$ 6,383
Due after Five Years though Ten Years, Yield	2.67%
Due after Ten Years, Amount	$ 447
Due after Ten Years, Yield	2.07%
Total, Amount	$ 7,200
Total, Yield	2.64%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 48
Due after One Year through Five Years, Amount	322
Due after Five Years though Ten Years, Amount	6,351
Due after Ten Years, Amount	444
Debt Securities Carried at Fair Value	7,165
Non-agency residential
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 0
Due in One Year or Less, Yield	0.00%
Due after One Year through Five Years, Amount	$ 7
Due after One Year through Five Years, Yield	2.68%
Due after Five Years though Ten Years, Amount	$ 182
Due after Five Years though Ten Years, Yield	1.96%
Due after Ten Years, Amount	$ 6,408
Due after Ten Years, Yield	6.71%
Total, Amount	$ 6,597
Total, Yield	6.57%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 0
Due after One Year through Five Years, Amount	7
Due after Five Years though Ten Years, Amount	181
Due after Ten Years, Amount	6,481
Debt Securities Carried at Fair Value	6,669
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 49
Due in One Year or Less, Yield	8.54%
Due after One Year through Five Years, Amount	$ 545
Due after One Year through Five Years, Yield	2.36%
Due after Five Years though Ten Years, Amount	$ 7,114
Due after Five Years though Ten Years, Yield	2.64%
Due after Ten Years, Amount	$ 246,343
Due after Ten Years, Yield	3.36%
Total, Amount	$ 254,051
Total, Yield	3.53%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 49
Due after One Year through Five Years, Amount	479
Due after Five Years though Ten Years, Amount	7,087
Due after Ten Years, Amount	246,158
Debt Securities Carried at Fair Value	253,773
U.S. Treasury and agency securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 516
Due in One Year or Less, Yield	0.19%
Due after One Year through Five Years, Amount	$ 22,924
Due after One Year through Five Years, Yield	1.64%
Due after Five Years though Ten Years, Amount	$ 1,239
Due after Five Years though Ten Years, Yield	2.71%
Due after Ten Years, Amount	$ 396
Due after Ten Years, Yield	5.41%
Total, Amount	$ 25,075
Total, Yield	1.72%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 516
Due after One Year through Five Years, Amount	23,073
Due after Five Years though Ten Years, Amount	1,256
Due after Ten Years, Amount	432
Debt Securities Carried at Fair Value	25,277
Non-U.S. securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 16,707
Due in One Year or Less, Yield	0.82%
Due after One Year through Five Years, Amount	$ 1,089
Due after One Year through Five Years, Yield	2.80%
Due after Five Years though Ten Years, Amount	$ 414
Due after Five Years though Ten Years, Yield	1.04%
Due after Ten Years, Amount	$ 367
Due after Ten Years, Yield	6.15%
Total, Amount	$ 18,577
Total, Yield	1.04%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 16,720
Due after One Year through Five Years, Amount	1,093
Due after Five Years though Ten Years, Amount	418
Due after Ten Years, Amount	379
Debt Securities Carried at Fair Value	18,610
Corporate/Agency bonds
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 40
Due in One Year or Less, Yield	3.97%
Due after One Year through Five Years, Amount	$ 69
Due after One Year through Five Years, Yield	4.20%
Due after Five Years though Ten Years, Amount	$ 131
Due after Five Years though Ten Years, Yield	3.41%
Due after Ten Years, Amount	$ 3
Due after Ten Years, Yield	3.67%
Total, Amount	$ 243
Total, Yield	3.93%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 41
Due after One Year through Five Years, Amount	70
Due after Five Years though Ten Years, Amount	128
Due after Ten Years, Amount	4
Debt Securities Carried at Fair Value	243
Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 2,624
Due in One Year or Less, Yield	1.14%
Due after One Year through Five Years, Amount	$ 4,621
Due after One Year through Five Years, Yield	1.19%
Due after Five Years though Ten Years, Amount	$ 1,910
Due after Five Years though Ten Years, Yield	2.53%
Due after Ten Years, Amount	$ 1,349
Due after Ten Years, Yield	3.00%
Total, Amount	$ 10,504
Total, Yield	1.66%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 2,809
Due after One Year through Five Years, Amount	4,378
Due after Five Years though Ten Years, Amount	1,942
Due after Ten Years, Amount	1,340
Debt Securities Carried at Fair Value	10,469
Total taxable securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 19,936
Due in One Year or Less, Yield	0.87%
Due after One Year through Five Years, Amount	$ 29,248
Due after One Year through Five Years, Yield	1.65%
Due after Five Years though Ten Years, Amount	$ 10,808
Due after Five Years though Ten Years, Yield	2.58%
Due after Ten Years, Amount	$ 248,458
Due after Ten Years, Yield	3.37%
Total, Amount	$ 308,450
Total, Yield	3.02%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 20,135
Due after One Year through Five Years, Amount	29,093
Due after Five Years though Ten Years, Amount	10,831
Due after Ten Years, Amount	248,313
Debt Securities Carried at Fair Value	308,372
Tax-exempt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 833
Due in One Year or Less, Yield	1.26%
Due after One Year through Five Years, Amount	$ 5,113
Due after One Year through Five Years, Yield	1.30%
Due after Five Years though Ten Years, Amount	$ 5,880
Due after Five Years though Ten Years, Yield	1.35%
Due after Ten Years, Amount	$ 2,152
Due after Ten Years, Yield	1.58%
Total, Amount	$ 13,978
Total, Yield	1.36%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 833
Due after One Year through Five Years, Amount	5,146
Due after Five Years though Ten Years, Amount	5,883
Due after Ten Years, Amount	2,146
Debt Securities Carried at Fair Value	14,008
Debt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 20,769
Due in One Year or Less, Yield	0.88%
Due after One Year through Five Years, Amount	$ 34,361
Due after One Year through Five Years, Yield	1.60%
Due after Five Years though Ten Years, Amount	$ 16,688
Due after Five Years though Ten Years, Yield	2.14%
Due after Ten Years, Amount	$ 250,610
Due after Ten Years, Yield	3.35%
Total, Amount	$ 322,428
Total, Yield	2.95%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 20,968
Due after One Year through Five Years, Amount	34,239
Due after Five Years though Ten Years, Amount	16,714
Due after Ten Years, Amount	250,459
Debt Securities Carried at Fair Value	$ 322,380